Summary of Significant Accounting Policies Federal Income Tax Status (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Contingency
Income tax expense (benefit)	$ 0	$ 0	$ 0
Provision for income taxes and effective income tax rate	0.00%	0.00%	0.00%
Deferred tax asset after the effect of the valuation allowance	0	0
Income tax examinations in process	0
Income tax refunds	$ 0	$ 700,000